SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025
The Effects Of Changes In Foreign Exchange Rates [Member]
IfrsStatementLineItems [Line Items]
Material impact in the present consolidated financial statements highlights	The implemented modifications foresee the application of a consistent approach when assessing whether one currency can be converted into another, along with new guidance regarding measurement and disclosure in contexts where the currency is not considered convertible.
Classify And Measurement Of Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Material impact in the present consolidated financial statements highlights	The changes clarify the criteria for the classification and measurement of financial assets and liabilities, with an emphasis on the assessment of the contractual cash flows characteristics and the entity's business model. In addition, they enhance disclosure requirements, aiming to increase transparency regarding significant judgments, financial risks, and the impacts arising from the classification and measurement of financial instruments.